Summary of Significant Accounting Policies (Details) - Schedule of exchange rates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of exchange rates [Abstract]
Balance sheet items, except for equity accounts	6.8972	6.3726
Items in the statements of operations and comprehensive (loss) income, and statements of cash flows	6.7290	6.4508	6.9020